Description of Organization and Business Operations - Additional Information (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares		30,000,000
Stock issue price		$ 10.00
Proceeds received from initial public offering, gross				$ 345,000,000
Offering costs				$ 7,103,588
Exercise price of warrants		$ 11.50		$ 11.50
Percentage of fair market value of acquisition required, of net assets held in Trust Account		80.00%		80.00%
Minimum percentage of ownership required, post-transaction		50.00%		50.00%
Percentage of restricted redeeming shares		15.00%		15.00%
Business combination completion period from closing date of initial public offering		24 months		24 months
Maximum per share value of residual assets available for distribution		$ 10.00		$ 10.00
Cash				$ 1,231,287
Working Capital				800,000
Sponsor [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued		4,000,000
Proceeds from issuance of warrants		$ 8,000,000.0
Maximum
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Interest to pay dissolution expenses		$ 100,000		$ 100,000
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued	4,450,000
Exercise price of warrants	$ 2.00
Proceeds from issuance of warrants	$ 8,900,000
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	34,500,000
Stock issue price	$ 10.00
Proceeds received from initial public offering, gross	$ 345,000,000.0
Offering costs	19,500,000
Payment of deferred underwriting commissions	12,100,000
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price				$ 10.00
Assets held in trust	$ 345,000,000.0
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	4,500,000	34,500,000
Over-Allotment Option | Sponsor [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued	4,450,000	4,450,000
Proceeds from issuance of warrants		$ 8,900,000
Class A Ordinary Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares			34,500,000
Exercise price of warrants		$ 11.50		11.50
Temporary equity, shares subject to possible redemption price per share		10.00		10.00
Ordinary shares, par value		0.0001		0.0001
Class A Ordinary Shares | Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	34,500,000
Stock issue price	$ 10.00	10.00
Class A Ordinary Shares | Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	4,500,000
Public Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Temporary equity, shares subject to possible redemption price per share		$ 10.00		$ 10.00
Maximum net tangible assets for business combination		$ 5,000,001		$ 5,000,001
Redemption percentage of shares in case of not completing business combination within combination period		100.00%		100.00%